Fair Value Measurements	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company measures certain financial assets at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy, as follows:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Observable inputs, other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Unobservable inputs that are supported by little or no market activity.
The following tables present information about the Company’s financial assets that are measured at fair value and indicate the fair value hierarchy of the valuation inputs used (in thousands):

	June 30, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$75,147	$—	$—	$75,147
Marketable Securities:
Corporate bonds	—	23,061	—	23,061
Commercial paper	—	16,444	—	16,444
U.S. Treasury securities	—	10,166	—	10,166
Total assets	$75,147	$49,671	$—	$124,818

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$129,280	$—	$—	$129,280
Total assets	$129,280	$—	$—	$129,280

The Company classifies its money market funds within Level 1 of the fair value hierarchy because they are valued based on quoted prices on active markets. Marketable securities are classified within Level 2 because they are valued using inputs other than quoted prices that are directly or indirectly observable in the market.
The carrying amounts of certain financial instruments, including cash held in banks, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their short-term maturities and are excluded from the fair value tables above.
As of June 30, 2020, the Company held investment-grade marketable securities that had maturities within one year and were accounted for as available-for-sale securities. There was not a significant difference between the amortized cost and fair value of these securities.